SCHEDULE OF EARNINGS (LOSS) PER SHARE BASIC AND DILUTED (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Basic earnings per share:
Net income (loss)	$ (14,133,018)	$ (17,812,415)	$ 110,268,109	$ (7,467,201)	$ (31,945,434)	$ 102,800,908	$ 74,004,768		$ (24,104,797)
Weighted-average common shares outstanding	353,177,339		133,638,081		297,418,437	121,740,904	142,298,067	[1]		[1]
Basic earnings per share	$ (0.04)		$ 0.83		$ (0.11)	$ 0.84	$ 0.52	[1]		[1]
Diluted earnings per share:
Weighted-average common shares outstanding, assuming dilution	353,177,339		133,638,081		297,418,437	121,740,904	142,298,067	[1]		[1]
Diluted earnings per share	$ (0.04)		$ 0.83		$ (0.11)	$ 0.84	$ 0.52	[1]		[1]
Dilutive effect of common share equivalents

[1]	The historical common equity structure was in the form of membership percentages, and no shares were issued. As such, reporting periods prior to the year ended December 31, 2025 will not present share or per share data.